LOSSES PER SHARE (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted losses per share
	Six months ended June 30,
	2026	2025
	Unaudited
Numerator:

Net loss for basic and diluted loss per share	$14,675	$14,523

Denominator:

Weighted average number of ordinary shares
used in computing basic and diluted net loss per share	94,598,696	92,917,554

Basic and diluted loss per ordinary share	$(0.16)	$(0.16)